Merger Transaction (Tables)	12 Months Ended
Dec. 31, 2023
Business combinations Abstract [Abstract]
Schedule of Listing Expense	A reconciliation of the listing expense is as follows:

Merger Transaction in 2022
Consideration
Fair value of ordinary shares of Gogoro, excluding Sponsor Earn-in Shares, as of the Closing Date	$92,047
Fair value of contingent consideration as of the Closing Date (Note 13)	74,508
166,555
Less: Net liabilities of Poema as of the Closing Date
Cash and cash equivalents	32,145
Other assets	270
Warrant liabilities	(44,242)
Other liabilities	(422)
(12,249)

Listing expense	$178,804